Acquisitions and Disposals - Reconciliation of Net Income from Discontinued Operations (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 CAH and WHT [Member] USD ($)	Dec. 31, 2014 CAH and WHT [Member] CNY	Dec. 31, 2013 CAH and WHT [Member] CNY	Dec. 31, 2012 CAH and WHT [Member] CNY
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues					$ 78,939	489,787	417,511	206,698
Cost of revenues					(70,236)	(435,785)	(369,295)	(172,681)
Selling, general and administrative expenses					(3,257)	(20,210)	(23,782)	(10,648)
Interest expense					(1,857)	(11,519)	(10,143)	(3,804)
Other (expenses) income					1,654	10,259	8,517	(4,035)
Gain on disposal					6,203	38,487
Income tax expense					(7,340)	(45,543)	(12,043)	(7,936)
Net income from discontinued operations	4,106	25,476	10,765	7,594	4,106	25,478	10,765	7,594
Net income (loss) attributable to noncontrolling interests	(715)	(4,437)	5,303	3,649	(692)	(4,291)	6,625	5,741
Net income attributable to ordinary shareholders	$ 20,100	124,709	85,893	130,831	$ 4,798	29,767	4,140	1,853